As filed with the United States Securities and Exchange Commission on March 05, 2020

1933 Act Reg. No. 033-44611

1940 Act Reg. No. 811-06463

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 96	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 98	☒

AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX    77046

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (713) 626-1919

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and Address of Agent for Service)

Copy to:

Joseph C. Benedetti, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000 Houston, Texas 77046-1173	Matthew R. DiClemente, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 5th day of March, 2020.

Registrant:	AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS)

By:	/s/ Sheri Morris
Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Sheri Morris (Sheri Morris)	President & Treasurer (Principal Executive Officer)	March 5, 2020

/s/ David C. Arch* (David C. Arch)	Trustee	March 5, 2020

/s/ Beth Ann Brown*** (Beth Ann Brown)	Trustee	March 5, 2020

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	March 5, 2020

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	March 5, 2020

/s/ Martin L. Flanagan* (Martin L. Flanagan)	Vice Chair & Trustee	March 5, 2020

/s/ Cynthia Hostetler* (Cynthia Hostetler)	Trustee	March 5, 2020

/s/ Eli Jones* (Eli Jones)	Trustee	March 5, 2020

/s/ Elizabeth Krentzman*** (Elizabeth Krentzman)	Trustee	March 5, 2020

/s/ Anthony J. LaCava, Jr.** (Anthony J. LaCava, Jr.)	Trustee	March 5, 2020

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	March 5, 2020

/s/ Joel W. Motley*** (Joel W. Motley)	Trustee	March 5, 2020

/s/ Teresa M. Ressel* (Teresa M. Ressel)	Trustee	March 5, 2020

/s/ Ann Barnett Stern* (Ann Barnett Stern)	Trustee	March 5, 2020

/s/ Robert C. Troccoli* (Robert C. Troccoli)	Trustee	March 5, 2020

/s/ Daniel S. Vandivort*** (Daniel S. Vandivort)	Trustee	March 5, 2020

/s/ James D. Vaughn*** (James D. Vaughn)	Trustee	March 5, 2020

/s/ Christopher L. Wilson* (Christopher L. Wilson)	Trustee	March 5, 2020

/s/ Kelli Gallegos (Kelli Gallegos)	Vice President & Assistant Treasurer (Principal Financial Officer)	March 5, 2020

By:	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to powers of attorney dated March 28, 2018, filed in the Registrant’s post-Effective Amendment No. 82 on February 27, 2019.
**	Sheri Morris, pursuant to power of attorney dated March 1, 2019, filed in the Registrant’s Post-Effective Amendment No. 84 on May 23, 2019.
***	Sheri Morris, pursuant to powers of attorney dated June 10, 2019, filed in the Registrant’s Post-Effective Amendment No. 86 on August 27, 2019.

EXHIBIT INDEX

Index No.	Description of Exhibit

Ex-101.ins	XBRL Instance Document

Ex-101.sch	XBRL Taxonomy Extension Schema Document

Ex-101.cal	XBRL Taxonomy Extension Calculation Linkbase

Ex-101.def	XBRL Taxonomy Extension Definition Linkbase

Ex-101.lab	XBRL Taxonomy Extension Labels Linkbase

Ex-101.pre	XBRL Taxonomy Extension Presentation Linkbase